Business Combinations - Purchase Price Allocation to Assets Acquired and Liabilities Assumed of Denali Sourcing Services Inc. (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Jan. 20, 2017
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 130,811	$ 135,186	$ 135,186
Denali Sourcing Services Inc. [member]
Disclosure of detailed information about business combination [line items]
Cash					$ 1,204
Trade receivables					2,799
Unbilled revenue					1,258
Prepayments and other current assets					95
Property and equipment					53
Deferred tax asset					18
Non-current assets					27
Current liabilities					(3,781)
Short-term line of credit				$ (475)	(475)
Non-current liabilities					(343)
Deferred tax liability					(5,020)
Net assets acquired					9,126
Less: Purchase consideration					38,668
Goodwill on acquisition					29,542
Denali Sourcing Services Inc. [member] | Software [member]
Disclosure of detailed information about business combination [line items]
Intangible assets					3
Denali Sourcing Services Inc. [member] | Customer contracts [member]
Disclosure of detailed information about business combination [line items]
Intangible assets					3,025
Denali Sourcing Services Inc. [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets					8,000
Denali Sourcing Services Inc. [member] | Trade names [member]
Disclosure of detailed information about business combination [line items]
Intangible assets					545
Denali Sourcing Services Inc. [member] | Covenant not-to-compete [member]
Disclosure of detailed information about business combination [line items]
Intangible assets					$ 1,718